Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
These investments, summarized in the tables below, are short-term, highly liquid and subject to insignificant risk of changes in value.

Cash and cash equivalents	As of
(in € thousands)	2021/12/31	2022/06/30
Short-term deposits	69,045	155,192
Cash on hand and bank accounts	189,711	53,923
TOTAL	258,756	209,115

Short-term deposits	As of
(in € thousands)	2021/12/31	2022/06/30
TERM ACCOUNTS	69,045	72,867
INTEREST-BEARING CURRENT ACCOUNT	—	82,325
TOTAL	69,045	155,192